Convertible Notes (Details Narrative) (USD $)	0 Months Ended		1 Months Ended							0 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 28, 2010	Jul. 31, 2010	Aug. 31, 2009	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Jul. 01, 2010	Apr. 30, 2010	Jan. 30, 2011 Senior Notes I [Member]	Dec. 28, 2010 Senior Notes I [Member]	Apr. 30, 2011 Senior Notes I [Member]	Apr. 30, 2012 Senior Notes I [Member]	Apr. 30, 2010 Senior Notes I [Member]	Apr. 30, 2011 Senior Notes II [Member]	Jan. 30, 2011 Senior Notes II [Member]	Apr. 30, 2012 Senior Notes II [Member]	Apr. 30, 2010 Senior Notes II [Member]	Jan. 30, 2011 Junior Notes [Member]	Apr. 30, 2012 Junior Notes [Member]	Apr. 30, 2011 Junior Notes [Member]	Apr. 30, 2010 Junior Notes [Member]
Senior secured convertible notes	$ 4,600,000			$ 2,529,200	$ 1,626,243	$ 4,600,000	$ 4,600,000	$ 2,500,000
Percentage of working interest		10.00%		100.00%
Percentage of gross overriding royalty interest		2.75%
Loan fees for issuance of senior and junior notes		327,752
Debt expense				172,288	100,357				0
Percentage of interest payable annual										8.00%						8.00%			5.00%
Percentage of additional notes payable at an option										12.00%						12.00%			7.50%
Common stock conversion price per share										$ 0.50						$ 0.20			$ 0.50
Percentage of repayment premium										5.00%						15.00%			5.00%
Number of Warrants issued for notes										5,000,000					9,200,000
Warrants exercise price	$ 0.20		$ 0.25							$ 0.50					$ 0.50		$ 0.25
Number of warrants exercisable until December 2013															2,400,000
Number of warrants exercisable until January 2014															5,600,000
Number of warrants exercisable until March 2014															1,200,000
Reduction in conversion price of senior notes											$ 0.20
Reduction in conversion price of senior warrants											$ 0.20
Increase in number of Warrants											12,500,000
Warrants, risk free rate, minimum													0.29%				0.28%
Warrants, risk free rate, maximum													0.84%				1.15%			0.84%
Warrants, expected volatility rate, minimum													75.00%				120.00%
Warrants, expected volatility rate, maximum													100.00%				130.00%			100.00%
Warrants, expected life term, minimum													18 months				18 months
Warrants, expected life term, maximum													3 months				3 months			3 years
Number on common shares issued for conversion												750,000
Conversion amount of debt												150,000
Pro-rata portion of liability										184,373
Amount credited to share capital												99,843
Conversion feature												84,530
Accreted the debt discount												480,596	773,914	0	243,382		972,222	0		409,234	132,329	0
Default interest rate												15.00%	15.00%		15.00%		15.00%			15.00%	15.00%
Proceeds held in escrow account															$ 658,000